Property, Plant, and Equipment - Summary (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	€ 5,496	€ 3,553
Additions (other than those from business combinations)	1,067	1,302
Land and buildings
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,537	1,344
Additions (other than those from business combinations)	85	199
Land and Buildings Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,929
Additions (other than those from business combinations)	360
Other Property, Plant and Equipment
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	1,956	1,985
Additions (other than those from business combinations)	586	1,026
Other Property, Plant and Equipment Leased
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	38
Additions (other than those from business combinations)	19
Advance Payments and Construction in Progress
Useful Lives of Property, Plant, and Equipment
Property, plant, and equipment	36	224
Additions (other than those from business combinations)	€ 17	€ 77